Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accounts receivable	3,252,396	2,317,034	363,593
Allowance for credit losses	(128,199)	(177,563)	(27,863)

Total	3,124,197	2,139,471	335,730

Schedule of Analysis of Allowance for Doubtful Accounts
The movements in the allowance for credit losses were as follows:

		Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Beginning balance	3,589	33,989	128,199	20,117
Additions charged to bad debt expense/current expected credit loss	37,141	104,434	53,294	8,363
Reversal	(465)	(8,751)	—	—
Write off	(6,276)	(1,473)	(3,930)	(617)

Ending balance	33,989	128,199	177,563	27,863